UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Quarter Ended:       June 30, 2005

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Danforth Associates, Inc.
Address:          One Hollis Street
                  Suite 206
                  Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    George T. Padula
Title:   President
Phone:   800-443-4427
Signature, Place, and Date of Signing:

      George T. Padula   Wellesley, MA   July 19, 2005

Report Type:

(X) 13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $ 99,069,101.54

                           FORM 13F INFORMATION TABLE

                                                                                DISCRETION          AUTHORITY
NAME OF ISSUER      TITLE OF CLASS  CUSIP          MARKET VALUE       SHARES    (A) SOLE   MANAGER  (C) NONE
------------------------------------------------------------------------------------------------------------
AMERISOURCBERGEN CORP.     COM      03073E105      $   244,030          3529        X        1         X

AMBAC FINANCIAL GROUP      COM      023139108      $ 1,328,378         19042        X        1         X

AMERICAN INT'L GROUP       COM      026874107      $ 1,742,884         29998        X        1         X

AMGEN INC.                 COM      031162100      $ 2,437,687         40319        X        1         X

AUTOMATIC DATA PROC.       COM      053015103      $ 1,850,894         44100        X        1         X

BANK OF AMERICA CORP.      COM      060505104      $ 1,011,219         22171        X        1         X

BARD C R INC.              COM      067383109      $ 1,211,347         18213        X        1         X

BECTON DICKINSON AND CO.   COM      075887109      $ 1,762,415         33589        X        1         X

BEMIS CO INC.              COM      081437105      $ 1,165,212         43904        X        1         X

BRISTOL MYERS SQUIBB       COM      110122108      $ 1,014,138         40598        X        1         X

CISCO SYSTEMS              COM      17275R102      $ 1,153,539         60458        X        1         X

CITIGROUP INC              COM      172967101      $ 3,873,473         83787        X        1         X

COLGATE PALMOLIVE          COM      194162103      $ 2,824,343         56589        X        1         X

CONOCOPHILLIPS             COM      20825C104      $ 1,396,087         24284        X        1         X

CHEVRONTEXACO              COM      166764100      $     7,829           140        X        1         X

QUEST DIAGNOSTICS          COM      74834L100      $   684,626         12852        X        1         X

EXXON MOBIL                COM      30231G102      $ 6,268,138        109068        X        1         X

DUKE ENERGY CORP           COM      264399106      $    59,460          2000        X        1         X

FANNIE MAE                 COM      313586109      $ 1,801,757         30852        X        1         X

FEDEX CORP                 COM      31428X106      $ 1,950,721         24080        X        1         X

FIRST DATA CORP            COM      319963104      $ 1,541,015         38391        X        1         X

GENERAL ELECTRIC           COM      369604103      $ 5,107,687        147408        X        1         X

THE HOME DEPOT INC.        COM      437076102      $   730,153         18770        X        1         X

INT'L FLAVORS & FRAG.      COM      459506101      $   627,403         17322        X        1         X

JOHNSON & JOHNSON          COM      478160104      $ 3,093,480         47592        X        1         X

LIZ CLAIBORNE INC.         COM      539320101      $   969,985         24396        X        1         X

LOWES COS.                 COM      548661107      $ 5,366,904         92183        X        1         X

MATTEL INC.                COM      577081102      $   375,736         20532        X        1         X

MEDTRONIC                  COM      585055106      $ 4,281,738         82675        X        1         X

3M COMPANY                 COM      88579y101      $ 2,332,326         32259        X        1         X

MICROSOFT                  COM      594918104      $ 1,749,357         70425        X        1         X

PACCAR INC.                COM      693718108      $ 1,021,292         15019        X        1         X

PEPSI CO INC.              COM      713448108      $ 2,568,956         47635        X        1         X

PFIZER INC                 COM      717081103      $ 4,305,106        156095        X        1         X

PROCTER & GAMBLE CO.       COM      742718109      $ 3,122,642         59197        X        1         X

PRAXAIR INC.               COM      74005P104      $ 1,303,728         27977        X        1         X

THE SOUTHERN CO.           COM      842587107      $ 2,500,262         72116        X        1         X

SYSCO CORP.                COM      871829107      $ 1,879,021         51921        X        1         X

TECO ENERGY                COM      872375100      $     7,564           400        X        1         X

TARGET                     COM      87612E106      $ 2,729,151         50159        X        1         X

T ROWE PRICE GROUP         COM      74144T108      $ 2,373,917         37922        X        1         X

TEXAS INSTRUMENTS          COM      882508104      $ 1,345,535         47935        X        1         X

UNION PACIFIC CORP.        COM      907818108      $ 1,541,138         23783        X        1         X

UNITED TECHNOLOGIES        COM      913017109      $ 2,012,407         39190        X        1         X

VIACOM INC. B NON VTG      COM      925524308      $   560,466         17503        X        1         X

WALGREEN CO.               COM      931422109      $ 6,049,525        131540        X        1         X

WACHOVIA CORP.             COM      929903102      $   734,080         14800        X        1         X

WAL-MART                   COM      931142103      $ 1,483,451         30777        X        1         X

WELLS FARGO                COM      949746101      $ 1,427,855         23187        X        1         X

XILINX                     COM      983919101      $   488,912         19173        X        1         X

YUM BRANDS INC.            COM      988498101      $ 1,632,864         31353        X        1         X

ZIMMER HOLDINGS            COM      98956p102      $    17,291           227        X        1         X